CONSOLIDATED BALANCE SHEETS - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Current assets
Cash	$ 3,067,983	$ 6,237,182
Receivables	210,423	116,017
Inventory	4,054,473	2,692,647
Prepaid expenses and deposits	773,450	778,037
Current portion of assets classified as held for sale	2,178,145	1,492,826
Total current assets	10,284,474	11,316,709
Non-current assets
Property and equipment	4,869,593	2,748,636
Right-of-use assets	8,875,884	9,337,248
Intangible assets	9,224,165	10,957,961
Goodwill	28,541,323	28,541,323
Security deposit	49,011	47,739
Deferred tax asset	9,024	556,514
Assets classified as held for sale	0	3,313,334
TOTAL ASSETS	61,853,474	66,819,464
Current liabilities
Accounts payable and accrued liabilities	2,508,869	2,680,996
Promissory note payable - current portion	6,080,000	6,080,000
Convertible promissory note - current portion	1,281,442	2,202,646
Income taxes payable	3,658,162	3,378,299
Lease liabilities - current portion	325,698	260,621
Current portion of liabilities classified as held for sale	874,379	628,171
Total current liabilities	14,728,550	15,230,733
Non-current liabilities
Lease liabilities	8,953,425	9,279,123
Deposit liability	100,000	0
Promissory note payable	2,026,667	8,106,667
Derivative liabilities	1,006,368	9,759,127
Reclamation obligation	55,272	55,008
Liabilities classified as held for sale	0	1,132,658
TOTAL LIABILITIES	26,870,282	43,563,316
SHAREHOLDERS' EQUITY
Common stock, no par value; unlimited shares authorized; 120,047,814 and 117,057,860 shares issued and outstanding as at January 31, 2022 and 2021, respectively	105,236,351	103,636,830
Commitment to issue shares	628,141	649,928
Accumulated other comprehensive loss	(2,370,967)	(1,604,126)
Deficit	(68,510,333)	(79,426,484)
TOTAL SHAREHOLDERS' EQUITY	34,983,192	23,256,148
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 61,853,474	$ 66,819,464